Schedule of Investments
(unaudited)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Food Products — 0.0%
Lamb Weston Holdings, Inc. ............. 247 $ 10,438
Health Care Equipment & Supplies — 0.0%
Medline, Inc. , Class A
(a)
................. 60 2,670
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.
(a)
.................. 65 11,085
Metals & Mining — 0.2%
Constellium SE , Class A
(a)
............... 1,259 30,946
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP ................... 2,330 44,969
Enterprise Products Partners LP ........... 467 17,672
62,641
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 1,566 42,783
Total Common Stocks — 0 .8%
(Cost: $ 141,367 ) ................................. 160,563
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 16 16,285
ATI, Inc.
5.88% , 12/01/27 ................... 19 18,996
4.88% , 10/01/29 ................... 8 7,893
7.25% , 08/15/30 ................... 31 32,146
5.13% , 10/01/31 ................... 21 20,748
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 4 4,083
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 13 13,826
7.25% , 07/01/31 ................... 3 3,143
7.00% , 06/01/32 ................... 14 14,530
6.75% , 06/15/33 ................... 35 36,145
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 10 9,723
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
17 16,844
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 15 15,092
Moog, Inc.
(b)
4.25% , 12/15/27 ................... 2 1,999
5.50% , 10/15/34 ................... 8 8,025
TransDigm, Inc.
(b)
6.38% , 03/01/29 ................... 35 35,653
6.63% , 03/01/32 ................... 29 29,576
6.00% , 01/15/33 ................... 41 40,977
6.38% , 05/31/33 ................... 84 83,552
6.25% , 01/31/34 ................... 11 11,121
6.75% , 01/31/34 ................... 61 61,800
6.13% , 07/31/34 ................... 64 62,947
545,104
Air Freight & Logistics — 0.1%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 15 15,398
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 4 4,160
19,558
Automobile Components — 1.7%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 10 9,939
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 9 8,908
7.75% , 10/15/33 ................... 10 9,735
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 33 33,321
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.75% , 02/15/30 ................... USD 37 $ 37,832
6.75% , 09/15/32 ................... 49 49,392
Cyprium Corp., 6.13%, 04/15/31
(b)
......... 12 11,830
Dana, Inc.
4.25% , 09/01/30 ................... 4 3,784
4.50% , 02/15/32 ................... 5 4,666
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
11 11,390
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 9 8,517
6.63% , 07/15/30 ................... 6 5,867
Icahn Enterprises LP
5.25% , 05/15/27 ................... 59 57,815
9.75% , 01/15/29 ................... 9 8,848
4.38% , 02/01/29 ................... 12 10,240
10.00% , 11/15/29
(b)
................. 10 9,852
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 39 38,861
320,797
Automobiles — 0.5%
(b)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ....................... 88 84,571
Rivian Holdings LLC, 10.00%, 01/15/31 ..... 13 12,632
97,203
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (c) (d)
EUR 100 25,429
Broadline Retail — 0.3%
(b)
Getty Images, Inc., 10.50%, 11/15/30 ....... USD 7 6,278
Match Group Holdings II LLC
4.13% , 08/01/30 ................... 15 13,901
3.63% , 10/01/31 ................... 16 14,225
6.13% , 09/15/33 ................... 16 15,549
49,953
Building Products — 2.0%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 17 17,148
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ....................... 13 13,419
Builders FirstSource, Inc., 6.75%, 05/15/35 ... 12 11,988
EMRLD Borrower LP
6.63% , 12/15/30 ................... 67 68,143
6.75% , 07/15/31 ................... 33 33,939
JELD-WEN Holding, Inc., 7.00%, 09/01/32 ... 3 1,399
JELD-WEN, Inc., 4.88%, 12/15/27 ........ 18 12,204
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 ................... 21 20,689
9.75% , 07/15/28 ................... 14 13,986
Quikrete Holdings, Inc.
6.38% , 03/01/32 ................... 49 49,686
6.75% , 03/01/33 ................... 28 28,438
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ....................... 5 4,962
Standard Building Solutions, Inc.
6.50% , 08/15/32 ................... 26 26,014
6.25% , 08/01/33 ................... 19 18,786
5.88% , 03/15/34 ................... 16 15,427
Standard Industries, Inc.
4.75% , 01/15/28 ................... 2 1,977
4.38% , 07/15/30 ................... 24 22,622
3.38% , 01/15/31 ................... 20 17,927
Wilsonart LLC, 11.00%, 08/15/32 ......... 20 14,498
393,252
Capital Markets — 0.9%
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 9 8,858

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.70% , 07/29/31 ................... USD 4 $ 4,047
6.55% , 03/15/32 ................... 9 9,035
Ares Strategic Income Fund, 5.80%, 09/09/30
(b)
10 9,724
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 5 4,841
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 10 9,855
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 20 18,188
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
20 19,863
Jane Street Group
(b)
6.13% , 11/01/32 ................... 3 2,967
6.75% , 05/01/33 ................... 25 25,364
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 21 21,002
8.00% , 08/01/33 ................... 39 38,501
172,245
Chemicals — 3.5%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (e)
.......... 26 19,668
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 2 2,054
6.75% , 04/15/33 ................... 11 11,285
7.38% , 02/15/34 ................... 13 13,319
Chemours Co. (The)
(b)
5.75% , 11/15/28 ................... 42 41,585
4.63% , 11/15/29 ................... 25 23,444
7.88% , 03/15/34 ................... 12 11,997
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 61 59,391
FMC Corp.
3.45% , 10/01/29 ................... 12 10,719
4.50% , 10/01/49 ................... 6 3,713
6.38% , 05/18/53 ................... 2 1,507
HB Fuller Co., 4.25%, 10/15/28 .......... 10 9,657
Ingevity Corp., 3.88%, 11/01/28
(b)
......... 9 8,639
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 11 11,254
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 20 19,661
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
...................... 200 195,340
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 31 30,403
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... 6 5,543
4.38% , 02/01/32 ................... 10 9,340
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 44 42,916
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 33 32,539
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... 60 55,183
7.38% , 03/01/31 ................... 5 5,013
6.63% , 08/15/32 ................... 33 32,154
7.00% , 08/01/33 ................... 28 27,193
683,517
Commercial Services & Supplies — 5.2%
(b)
ADT Security Corp. (The)
4.88% , 07/15/32 ................... 14 13,077
5.88% , 10/15/33 ................... 15 14,528
Allied Universal Holdco LLC
6.88% , 06/15/30 ................... 53 53,725
7.88% , 02/15/31 ................... 227 234,086
APi Group DE, Inc.
4.13% , 07/15/29 ................... 14 13,332
4.75% , 10/15/29 ................... 8 7,743
Aramark Services, Inc., 5.00%, 02/01/28 ..... 13 12,923
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Brink's Co. (The)
6.50% , 06/15/29 ................... USD 10 $ 10,155
6.75% , 06/15/32 ................... 36 36,440
Clean Harbors, Inc., 6.38%, 02/01/31 ....... 5 5,078
Deluxe Corp., 8.13%, 09/15/29 .......... 8 8,305
Garda World Security Corp.
7.75% , 02/15/28 ................... 45 45,777
6.00% , 06/01/29 ................... 5 4,759
8.25% , 08/01/32 ................... 49 48,487
8.38% , 11/15/32 ................... 110 110,075
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34 ....................... 24 23,539
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 27 26,247
4.38% , 08/15/29 ................... 31 30,161
6.75% , 01/15/31 ................... 23 23,801
Group Laboratories South Africa Pty. Ltd.
(a)(c)
5.88% , 11/01/28 ................... 19 9,785
9.50% , 11/01/28 ................... 33 16,995
8.63% , 10/01/31 ................... 14 7,210
Madison IAQ LLC, 5.88%, 06/30/29 ........ 37 36,284
Reworld Holding Corp., 4.88%, 12/01/29 ..... 12 11,249
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 22 22,268
Sabre Financial Borrower LLC, 11.13%, 06/15/29 41 41,956
Veritiv Operating Co., 10.50%, 11/30/30 ..... 8 8,314
Waste Pro USA, Inc., 7.00%, 02/01/33 ...... 83 83,934
Williams Scotsman, Inc.
4.63% , 08/15/28 ................... 12 11,805
6.63% , 06/15/29 ................... 4 4,045
6.63% , 04/15/30 ................... 14 14,221
7.38% , 10/01/31 ................... 15 15,381
1,005,685
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 7 6,568
Construction & Engineering — 0.6%
(b)
AECOM, 6.00%, 08/01/33 ............. 18 17,980
Arcosa, Inc., 4.38%, 04/15/29 ........... 19 18,330
Brand Industrial Services, Inc., 10.38%, 08/01/30 74 67,630
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 7 6,790
Weekley Homes LLC, 6.75%, 01/15/34 ...... 10 9,577
120,307
Consumer Finance — 1.6%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 10 10,307
7.25% , 01/15/31 ................... 7 7,068
6.25% , 02/15/34 ................... 7 6,506
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 4 4,151
6.88% , 04/15/29 ................... 11 11,245
5.88% , 03/15/30 ................... 7 6,974
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 21 21,309
Navient Corp.
9.38% , 07/25/30 ................... 4 3,899
7.88% , 06/15/32 ................... 9 8,024
OneMain Finance Corp.
6.63% , 05/15/29 ................... 11 11,011
5.38% , 11/15/29 ................... 27 26,036
7.88% , 03/15/30 ................... 24 24,768
6.13% , 05/15/30 ................... 19 18,579
4.00% , 09/15/30 ................... 15 13,546
7.50% , 05/15/31 ................... 3 3,016
7.13% , 11/15/31 ................... 6 5,945
6.75% , 03/15/32 ................... 25 24,256

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.13% , 09/15/32 ................... USD 8 $ 7,879
6.50% , 03/15/33 ................... 21 20,074
6.75% , 09/15/33 ................... 11 10,547
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
67 67,422
312,562
Consumer Staples Distribution & Retail — 0.9%
(b)
Albertsons Cos., Inc.
5.50% , 03/31/31 ................... 10 9,887
5.63% , 03/31/32 ................... 8 7,876
5.75% , 03/31/34 ................... 33 32,285
KeHE Distributors LLC, 9.00%, 02/15/29 ..... 9 9,369
Performance Food Group, Inc.
4.25% , 08/01/29 ................... 9 8,645
6.13% , 09/15/32 ................... 31 31,058
5.63% , 03/01/34 ................... 33 31,828
United Natural Foods, Inc., 6.75%, 10/15/28 .. 7 7,006
US Foods, Inc.
4.75% , 02/15/29 ................... 27 26,641
7.25% , 01/15/32 ................... 9 9,313
173,908
Containers & Packaging — 1.8%
Ardagh Group SA, 9.50%, 12/01/30
(b)
....... 5 5,623
Ball Corp., 3.13%, 09/15/31 ............ 15 13,509
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 15 14,731
6.88% , 01/15/30 ................... 10 9,720
6.75% , 04/15/32 ................... 59 55,822
Crown Americas LLC, 5.88%, 06/01/33 ..... 41 40,981
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... 164 164,000
9.25% , 04/15/30 ................... 14 13,008
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 18 17,955
5.00% , 04/15/29 ................... 3 3,022
6.50% , 07/15/32 ................... 5 5,245
343,616
Distributors — 0.3%
(b)
Gates Corp., 6.88%, 07/01/29 ........... 18 18,469
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 5 4,725
6.50% , 07/15/32 ................... 33 32,514
55,708
Diversified Consumer Services — 0.6%
Service Corp. International
3.38% , 08/15/30 ................... 2 1,845
4.00% , 05/15/31 ................... 26 24,236
5.75% , 10/15/32 ................... 50 49,904
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 43 43,967
119,952
Diversified REITs — 0.4%
(b)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(f)
... 4 4,235
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 17 16,049
Uniti Group LP
6.50% , 02/15/29 ................... 5 4,856
6.00% , 01/15/30 ................... 4 3,762
8.63% , 06/15/32 ................... 55 56,017
84,919
Diversified Telecommunication Services — 8.0%
Altice France SA
(b)
6.50% , 04/15/32 ................... 97 91,906
6.88% , 07/15/32 ................... 22 20,846
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
.. 44 43,680
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... USD 16 $ 16,485
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
.. 45 45,801
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 25 24,656
6.38% , 09/01/29
(b)
.................. 57 57,175
4.75% , 03/01/30
(b)
.................. 23 21,824
4.50% , 08/15/30
(b)
.................. 5 4,672
4.25% , 02/01/31
(b)
.................. 34 30,989
4.75% , 02/01/32
(b)
.................. 37 33,454
4.50% , 05/01/32 ................... 2 1,787
7.00% , 02/01/33
(b)
.................. 20 20,055
4.50% , 06/01/33
(b)
.................. 16 13,930
4.25% , 01/15/34
(b)
.................. 44 37,642
7.38% , 02/01/36
(b)
.................. 63 62,739
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 25 25,901
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 56 56,380
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
.................. 49 48,992
6.75% , 05/01/29
(b)
.................. 5 5,006
5.88% , 11/01/29 ................... 10 10,479
6.00% , 01/15/30
(b)
.................. 15 15,090
8.75% , 05/15/30
(b)
.................. 84 86,191
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... 2 1,875
6.88% , 06/30/33 ................... 117 119,587
7.00% , 03/31/34 ................... 106 108,500
8.50% , 01/15/36 ................... 118 122,601
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
...................... 125 123,561
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 20 22,274
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... 98 102,425
7.50% , 10/15/33 ................... 13 13,516
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 50 52,834
Zayo Group Holdings, Inc.
(b)(e)(g)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 98 96,958
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 26 24,037
1,563,848
Electric Utilities — 2.3%
(b)
Alpha Generation LLC, 6.75%, 10/15/32 ..... 16 16,234
NRG Energy, Inc.
5.75% , 07/15/29 ................... 26 25,961
6.00% , 02/01/33 ................... 44 44,011
5.75% , 01/15/34 ................... 35 34,525
6.25% , 11/01/34 ................... 36 36,287
6.00% , 01/15/36 ................... 60 59,455
Pattern Energy Operations LP, 4.50%, 08/15/28 6 5,859
Vistra Operations Co. LLC
7.75% , 10/15/31 ................... 24 25,139
6.88% , 04/15/32 ................... 23 23,804
VoltaGrid LLC, 7.38%, 11/01/30 .......... 85 87,789
XPLR Infrastructure Operating Partners LP
8.38% , 01/15/31 ................... 28 29,476
8.63% , 03/15/33 ................... 8 8,451
7.75% , 04/15/34 ................... 51 52,670
449,661
Electronic Equipment, Instruments & Components — 0.4%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 31 30,406
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 22 21,039
3.75% , 02/15/31 ................... 27 25,043
Zebra Technologies Corp., 6.50%, 06/01/32 ... 7 7,048
83,536

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 2.0%
Archrock Partners LP
(b)
6.25% , 04/01/28 ................... USD 34 $ 34,000
6.63% , 09/01/32 ................... 35 35,688
Archrock Services LP, 6.00%, 02/01/34
(b)
.... 18 17,821
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 11 11,621
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 2 2,042
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 33 34,190
5.88% , 04/01/31 ................... 28 28,139
6.50% , 10/01/33 ................... 19 19,205
6.75% , 10/01/35 ................... 18 18,286
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 10 10,237
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 6 6,178
Oceaneering International, Inc., 6.00%, 02/01/28 5 5,020
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 15 15,218
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 12 12,784
Transocean International Ltd.
(b)
8.25% , 05/15/29 ................... 3 3,100
8.75% , 02/15/30 ................... 5 5,097
8.50% , 05/15/31 ................... 14 14,683
7.88% , 10/15/32 ................... 9 9,616
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 27 27,626
6.25% , 10/01/33 ................... 32 31,899
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 11 11,398
Weatherford International Ltd., 6.75%, 10/15/33
(b)
32 32,697
386,545
Entertainment — 0.5%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 5 5,137
Discovery Global Holdings, Inc., 5.05%, 03/15/42 66 43,481
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
...................... 7 6,827
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 5 3,902
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(b) (h)
..................... 16 14,680
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . 21 18,585
92,612
Financial Services — 2.4%
Block, Inc.
2.75% , 06/01/26 ................... 3 2,986
5.63% , 08/15/30
(b)
.................. 20 19,890
6.50% , 05/15/32 ................... 32 32,292
6.00% , 08/15/33
(b)
.................. 35 34,422
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... 3 2,859
6.75% , 12/01/32 ................... 3 2,823
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 ................... 5 4,675
9.13% , 05/15/31 ................... 13 13,215
8.38% , 04/01/32 ................... 2 1,967
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 14 14,321
7.13% , 11/15/30 ................... 8 7,950
6.88% , 05/15/32 ................... 15 14,475
6.75% , 02/15/34 ................... 8 7,487
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... 30 30,338
6.13% , 08/01/30 ................... 42 42,387
7.13% , 02/01/32 ................... 44 45,352
6.38% , 08/01/33 ................... 52 52,559
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 23 22,751
3.88% , 03/01/31 ................... 3 2,768
4.00% , 10/15/33 ................... 2 1,793
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... USD 55 $ 54,084
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... 12 11,318
6.25% , 03/15/31 ................... 22 20,035
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 9 8,799
WEX, Inc., 6.50%, 03/15/33
(b)
........... 17 16,653
468,199
Food Products — 1.3%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 6 5,908
Chobani Holdco II LLC, 9.50%, (9.50% Cash or
9.50% PIK), 10/01/29
(e)
.............. 66 70,595
Chobani LLC
4.63% , 11/15/28 ................... 33 32,440
7.63% , 07/01/29 ................... 45 45,984
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 12 12,084
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 3 3,054
9.63% , 09/15/32 ................... 6 6,111
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 ................... 18 17,137
4.38% , 01/31/32 ................... 10 9,289
Post Holdings, Inc.
4.50% , 09/15/31 ................... 4 3,719
6.25% , 02/15/32 ................... 5 5,052
6.38% , 03/01/33 ................... 3 2,955
6.50% , 03/15/36 ................... 31 30,359
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 11 10,586
255,273
Gas Utilities — 0.1%
(b)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 6 6,357
Ferrellgas LP, 9.25%, 01/15/31 .......... 10 10,419
Suburban Propane Partners LP, 5.00%, 06/01/31 6 5,645
22,421
Ground Transportation — 0.3%
(b)
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 37 37,442
Hertz Corp. (The), 12.63%, 07/15/29 ....... 9 7,897
RXO, Inc., 6.38%, 05/15/31 ............. 7 6,717
Watco Cos. LLC, 7.13%, 08/01/32 ........ 5 5,135
57,191
Health Care Equipment & Supplies — 1.2%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 2 1,952
3.88% , 11/01/29 ................... 12 11,258
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 84 86,730
Hologic, Inc., 3.25%, 02/15/29 ........... 2 1,996
Insulet Corp., 6.50%, 04/01/33 ........... 10 10,207
Medline Borrower LP
6.25% , 04/01/29 ................... 12 12,228
5.25% , 10/01/29 ................... 92 91,190
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 11 11,554
Sotera Health Holdings LLC, 7.38%, 06/01/31 . 12 12,396
239,511
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 6 6,143
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 17 16,812
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 ................... 48 45,239
4.75% , 02/15/31 ................... 18 16,595
10.88% , 01/15/32 .................. 9 9,656
9.75% , 01/15/34 ................... 95 98,597
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 30 31,016

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... USD 4 $ 4,097
6.75% , 07/15/33 ................... 5 5,086
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
6 5,256
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 27 26,122
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 10 10,575
11.00% , 10/15/30 .................. 23 24,736
8.38% , 02/15/32 ................... 19 20,290
10.00% , 06/01/32 .................. 16 16,340
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 ................... 10 8,941
6.50% , 02/15/31 ................... 11 10,814
6.25% , 01/15/33 ................... 7 6,787
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 13 12,529
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 3 3,111
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 45 46,620
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
90 88,396
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 51 52,129
5.50% , 11/15/32
(b)
.................. 7 6,935
6.00% , 11/15/33
(b)
.................. 9 9,107
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
13 12,559
594,488
Health Care REITs — 0.4%
(b)
Diversified Healthcare Trust, 7.25%, 10/15/30 . 8 8,069
MPT Operating Partnership LP, 8.50%, 02/15/32 70 70,967
79,036
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 21 21,325
Hotel & Resort REITs — 1.3%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 12 12,147
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 7 7,013
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 16 15,510
6.50% , 04/01/32 ................... 33 33,598
6.50% , 06/15/33 ................... 12 12,219
5.75% , 03/15/34 ................... 33 32,566
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.... 8 7,493
Service Properties Trust
0.00% , 09/30/27
(b) (i)
................. 15 13,647
8.63% , 11/15/31
(b)
.................. 96 100,255
8.88% , 06/15/32 ................... 18 17,840
XHR LP, 6.63%, 05/15/30
(b)
............. 7 7,067
259,355
Hotels, Restaurants & Leisure — 4.0%
1011778 BC ULC, 4.00%, 10/15/30
(b)
....... 13 12,219
Acushnet Co., 5.63%, 12/01/33
(b)
......... 7 6,946
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 14 13,580
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 17 16,352
7.00% , 02/15/30 ................... 37 37,457
6.50% , 02/15/32 ................... 21 20,756
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 11 11,135
5.75% , 08/01/32 ................... 7 6,998
6.13% , 02/15/33 ................... 43 43,431
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 28 27,623
5.75% , 04/01/30 ................... 23 22,746
6.75% , 05/01/31 ................... 43 43,808
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 12 $ 11,469
6.75% , 01/15/30 ................... 4 3,736
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 18 17,561
Hilton Domestic Operating Co., Inc.
(b)
5.88% , 03/15/33 ................... 11 11,067
5.75% , 09/15/33 ................... 4 3,982
5.50% , 03/31/34 ................... 14 13,678
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 14 14,272
7.50% , 09/01/31 ................... 11 11,289
6.25% , 10/01/33 ................... 5 4,898
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 19 19,399
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
21 15,533
MGM Resorts International, 6.13%, 09/15/29 .. 19 19,113
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 11 10,668
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 15 15,356
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 5 4,858
6.75% , 02/01/32 ................... 9 8,931
6.25% , 09/15/33 ................... 26 25,229
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... 10 6,100
5.88% , 09/01/31 ................... 13 7,150
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 ................... 8 7,980
6.63% , 02/01/33 ................... 10 9,924
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
22 18,926
Six Flags Entertainment Corp., 8.63%, 01/15/32
(b)
7 7,011
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 10 9,801
4.63% , 12/01/31 ................... 2 1,867
6.63% , 03/15/32 ................... 11 11,043
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... 10 9,917
6.50% , 05/15/32 ................... 20 20,226
Viking Cruises Ltd.
(b)
7.00% , 02/15/29 ................... 3 3,006
9.13% , 07/15/31 ................... 48 50,637
5.88% , 10/15/33 ................... 38 37,518
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 8 7,988
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 16 16,611
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33
(b)
...................... 9 8,856
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 22 21,715
7.13% , 02/15/31 ................... 29 30,399
6.25% , 03/15/33 ................... 23 22,761
783,526
Household Durables — 1.3%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 8 7,425
6.88% , 08/01/33 ................... 8 7,718
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 4 3,981
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 10 9,488
4.88% , 02/15/30 ................... 15 13,772
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 10 9,796
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 6 6,097
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 3 3,012

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
...................... USD 13 $ 12,685
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 29 28,672
8.38% , 10/01/33 ................... 27 26,700
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 8 8,185
7.00% , 11/15/32 ................... 15 13,909
Mattamy Group Corp.
(b)
4.63% , 03/01/30 ................... 11 10,459
6.00% , 12/15/33 ................... 4 3,756
Meritage Homes Corp., 1.75%, 05/15/28
(f)
.... 22 21,186
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 11 11,354
6.63% , 09/15/29 ................... 5 4,880
6.38% , 05/15/30 ................... 6 5,760
6.63% , 05/15/32 ................... 7 6,699
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 ................... 14 14,142
8.50% , 11/01/30 ................... 4 3,911
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 2 1,923
3.88% , 10/15/31 ................... 4 3,637
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 8 8,265
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 6 6,005
253,417
Household Products — 0.1%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 10 9,408
Independent Power and Renewable Electricity Producers — 0.4%
(b)
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 2 1,973
3.75% , 01/15/32 ................... 11 10,027
Lightning Power LLC, 7.25%, 08/15/32 ...... 6 6,237
Talen Energy Supply LLC, 8.63%, 06/01/30 ... 4 4,196
TransAlta Corp., 5.88%, 02/01/34 ......... 13 12,913
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(g) (j)
...................... 10 10,106
XPLR Infrastructure LP, 2.50%, 06/15/26
(f)
.... 34 33,660
79,112
Insurance — 7.4%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 41 40,182
6.75% , 10/15/27 ................... 5 4,996
5.88% , 11/01/29 ................... 51 49,344
7.00% , 01/15/31 ................... 77 77,655
6.50% , 10/01/31 ................... 2 1,964
7.38% , 10/01/32 ................... 103 102,017
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 8 8,046
4.88% , 06/30/29 ................... 18 17,244
Amynta Agency Borrower, Inc., 7.50%, 07/15/33 16 15,173
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 17 15,373
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 202,343
Asurion LLC
8.00% , 12/31/32 ................... 54 56,022
8.38% , 02/01/34 ................... 47 45,631
Howden UK Refinance plc
7.25% , 02/15/31 ................... 107 107,901
8.13% , 02/15/32 ................... 59 55,280
HUB International Ltd.
7.25% , 06/15/30 ................... 146 149,563
7.38% , 01/31/32 ................... 209 213,172
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... USD 41 $ 41,674
6.88% , 10/01/33 ................... 25 22,870
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 151 151,507
Ryan Specialty LLC
4.38% , 02/01/30 ................... 9 8,719
5.88% , 08/01/32 ................... 15 14,826
USI, Inc., 7.50%, 01/15/32 ............. 38 38,500
1,440,002
Interactive Media & Services — 0.2%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 22 20,774
6.88% , 03/15/34 ................... 13 12,227
33,001
IT Services — 1.9%
(b)
Beignet Investor LLC, 6.58%, 05/30/49 ...... 307 315,644
CoreWeave, Inc., 9.25%, 06/01/30 ........ 19 18,462
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 . 31 30,809
364,915
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 2 1,861
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 6 5,686
7,547
Machinery — 1.1%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 21 21,104
ATS Corp., 4.13%, 12/15/28 ............ 9 8,674
Chart Industries, Inc., 7.50%, 01/01/30 ...... 25 25,973
Columbus McKinnon Corp., 7.13%, 02/01/33 .. 12 11,995
CompoSecure Holdings LLC, 5.63%, 02/01/33 . 51 49,824
Enpro, Inc., 6.13%, 06/01/33 ............ 9 9,103
Esab Corp.
6.25% , 04/15/29 ................... 16 16,239
5.63% , 04/01/31 ................... 29 29,203
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29 ....................... 6 3,832
LSF12 Helix Parent LLC, 7.13%, 02/01/33 .... 22 21,173
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 8 8,354
Terex Corp., 6.25%, 10/15/32 ........... 6 6,039
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 9 8,976
220,489
Media — 7.1%
Block Communications, Inc., 10.25%, 03/01/31
(b)
5 4,575
Cable One, Inc., 1.13%, 03/15/28
(f)
........ 28 21,056
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 25 25,119
7.50% , 06/01/29 ................... 55 55,232
7.88% , 04/01/30 ................... 63 65,930
7.13% , 02/15/31 ................... 44 46,098
7.50% , 03/15/33 ................... 52 55,068
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 14 12,105
CSC Holdings LLC, 11.25%, 05/15/28
(b)
..... 200 163,429
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 21 20,978
8.88% , 02/01/30 ................... 28 27,937
10.00% , 02/15/31 .................. 54 55,125
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 13 12,736
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 54 53,537
5.75% , 12/01/28 ................... 46 44,491
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 99 101,994

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
EchoStar Corp.
10.75% , 11/30/29 .................. USD 47 $ 50,654
6.75% , 11/30/30 ................... 159 160,784
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 10 10,626
9.63% , 07/15/32 ................... 33 32,998
7.25% , 08/15/33 ................... 31 31,238
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 12 11,745
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 9 8,382
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... 32 32,089
10.38% , 05/15/31 .................. 10 10,090
9.50% , 02/15/33 ................... 21 20,375
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 4 3,991
4.25% , 01/15/29 ................... 13 12,532
4.63% , 03/15/30 ................... 6 5,789
7.38% , 02/15/31 ................... 16 16,683
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
38 38,630
Sirius XM Radio LLC
(b)
5.00% , 08/01/27 ................... 38 37,947
4.00% , 07/15/28 ................... 4 3,861
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 8 7,616
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 79 80,185
8.50% , 07/31/31 ................... 31 31,151
9.38% , 08/01/32 ................... 11 11,337
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 6 6,140
1,390,253
Metals & Mining — 2.3%
(b)
Arsenal AIC Parent LLC
8.00% , 10/01/30 ................... 30 31,235
11.50% , 10/01/31 .................. 50 54,025
Big River Steel LLC, 6.63%, 01/31/29 ...... 72 71,833
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 ...... 25 24,998
Commercial Metals Co.
5.75% , 11/15/33 ................... 19 18,800
6.00% , 12/15/35 ................... 25 24,646
ERO Copper Corp., 6.50%, 02/15/30 ....... 45 44,545
Kaiser Aluminum Corp.
4.50% , 06/01/31 ................... 45 42,513
5.88% , 03/01/34 ................... 24 23,565
New Gold, Inc., 6.88%, 04/01/32 ......... 14 14,470
Novelis Corp.
4.75% , 01/30/30 ................... 24 22,620
6.88% , 01/30/30 ................... 20 20,174
3.88% , 08/15/31 ................... 39 34,735
6.38% , 08/15/33 ................... 28 27,465
455,624
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 14 13,760
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 16 16,474
6.00% , 04/15/30 ................... 5 4,990
6.50% , 07/01/30 ................... 6 6,128
6.50% , 10/15/30 ................... 10 10,142
51,494
Oil, Gas & Consumable Fuels — 7.0%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 19 19,816
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
15 14,952
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 10 11,675
5.88% , 06/30/29 ................... 28 27,974
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.63% , 07/15/33 ................... USD 10 $ 10,172
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 14 14,463
7.25% , 07/15/32 ................... 11 11,427
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 2 2,059
6.75% , 02/01/30
(b)
.................. 4 4,128
5.85% , 11/15/43 ................... 8 7,241
5.60% , 10/15/44 ................... 8 7,014
California Resources Corp., 7.00%, 01/15/34
(b)
. 8 8,065
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 38 39,429
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 4 4,130
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 33 34,079
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
11 10,458
CNX Resources Corp.
(b)
7.25% , 03/01/32 ................... 5 5,152
5.88% , 03/01/34 ................... 17 16,556
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 32 31,595
5.88% , 01/15/30 ................... 21 20,319
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 ................... 5 5,038
9.75% , 10/15/30 ................... 11 11,770
7.63% , 04/01/32 ................... 11 11,163
7.88% , 04/15/32 ................... 9 9,195
7.38% , 01/15/33 ................... 11 10,997
8.38% , 01/15/34 ................... 13 13,590
CVR Energy, Inc.
(b)
7.50% , 02/15/31 ................... 7 7,052
7.88% , 02/15/34 ................... 4 4,014
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 10 10,125
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 17 17,141
EQT Corp., 4.50%, 01/15/29 ............ 2 1,995
Genesis Energy LP
8.00% , 05/15/33 ................... 4 4,133
6.75% , 03/15/34
(b)
.................. 29 28,863
Global Partners LP, 7.13%, 07/01/33
(b)
...... 8 8,065
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 9 9,205
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 7 7,135
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 13 13,280
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 ................... 9 8,874
6.00% , 04/15/30 ................... 1 973
6.25% , 04/15/32 ................... 1 968
8.38% , 11/01/33 ................... 16 16,693
6.88% , 05/15/34 ................... 16 15,632
7.25% , 02/15/35 ................... 6 5,982
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 4 4,136
6.63% , 01/15/34 ................... 18 18,069
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
...................... 12 12,063
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 45 43,755
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
...... 3 3,011
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 9 9,262
Matador Resources Co.
(b)
6.50% , 04/15/32 ................... 19 19,207
6.00% , 04/15/34 ................... 15 14,905
Murphy Oil Corp., 5.88%, 12/01/42
(h)
....... 3 2,546
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 13 13,392
8.38% , 02/15/32 ................... 39 40,191

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... USD 21 $ 21,728
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 11 11,032
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 7 7,188
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 15 15,013
7.00% , 01/15/32 ................... 16 16,568
6.25% , 02/01/33 ................... 27 27,503
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 12 12,396
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 2 1,950
SM Energy Co., 6.63%, 04/15/34
(b)
........ 33 32,907
Sunoco LP
(b)
5.63% , 03/15/31 ................... 7 6,968
6.63% , 08/15/32 ................... 13 13,203
6.25% , 07/01/33 ................... 9 9,039
5.88% , 03/15/34 ................... 7 6,923
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 6 5,949
7.38% , 02/15/29 ................... 34 34,977
6.00% , 09/01/31 ................... 2 1,974
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 37 36,177
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
4 4,044
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 44 47,577
8.38% , 06/01/31 ................... 41 42,639
9.88% , 02/01/32 ................... 55 59,069
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 38 39,080
7.50% , 05/01/33 ................... 33 36,274
6.50% , 01/15/34 ................... 49 51,080
7.75% , 05/01/35 ................... 25 28,020
6.75% , 01/15/36 ................... 62 65,667
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 24 24,318
1,362,387
Passenger Airlines — 0.3%
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... 3 2,486
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 22 20,791
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 13 13,419
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 17 16,649
53,345
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 12 10,949
Pharmaceuticals — 1.9%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 200 204,769
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
10 10,294
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 9 8,242
11.00% , 09/30/28 .................. 114 116,284
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 34 33,671
373,260
Professional Services — 0.8%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 5 5,174
CACI International, Inc., 6.38%, 06/15/33 .... 14 14,251
CoreLogic, Inc., 4.50%, 05/01/28 ......... 108 101,388
KBR, Inc., 4.75%, 09/30/28 ............. 9 8,800
Science Applications International Corp.
4.88% , 04/01/28 ................... 10 9,842
5.88% , 11/01/33 ................... 14 13,662
153,117
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ USD 21 $ 21,230
9.75% , 04/15/30
(b)
.................. 9 9,554
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 10 10,593
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
5 4,988
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... 18 17,026
4.38% , 02/01/31 ................... 7 6,426
5.88% , 03/01/32 ................... 8 7,698
6.13% , 03/01/34 ................... 8 7,683
85,198
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
23 22,560
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 5 4,980
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (f) (i)
5 4,877
ON Semiconductor Corp., 0.50%, 03/01/29
(f)
.. 14 13,685
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 16 16,019
6.25% , 08/15/33 ................... 14 14,156
53,717
Software — 3.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 113 106,064
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 17 16,243
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 4 2,973
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 2 1,439
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 26 24,536
4.88% , 07/01/29 ................... 55 47,723
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 109 106,337
9.00% , 09/30/29 ................... 108 104,185
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 27 26,373
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 19 18,438
6.00% , 05/15/33 ................... 44 43,174
McAfee Corp., 7.38%, 02/15/30
(b)
......... 16 13,219
Oak-Eagle AcquireCo, Inc.
(b)
7.25% , 07/01/33 ................... 62 64,238
8.75% , 07/01/34 ................... 61 63,860
Oracle Corp., 5.70%, 02/04/36 ........... 40 38,460
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 24 24,001
UKG, Inc., 6.88%, 02/01/31
(b)
............ 37 36,161
737,424
Specialized REITs — 0.6%
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
...... 27 26,914
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... 40 39,988
6.25% , 09/15/32 ................... 28 27,485
SBA Communications Corp., 3.13%, 02/01/29 . 22 20,846
115,233
Specialty Retail — 2.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 10 10,131
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 9 8,838
4.75% , 03/01/30 ................... 2 1,927
5.00% , 02/15/32
(b)
.................. 2 1,894
Carvana Co.
(b)(e)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 46 48,299
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 104 112,591

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 11 $ 11,375
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 9 9,060
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 7 6,876
LBM Acquisition LLC, 9.50%, 06/15/31
(b)
..... 13 11,316
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 30 29,193
8.25% , 08/01/31 ................... 11 11,426
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 10 9,799
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
.. 27 26,284
Staples, Inc., 10.75%, 09/01/29
(b)
......... 8 7,399
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 116 112,519
418,927
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 ................... 13 13,652
5.88% , 07/15/30 ................... 8 8,132
8.50% , 07/15/31 ................... 18 18,872
5.75% , 12/01/34 ................... 4 3,985
44,641
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc., 4.13%, 08/15/31 ............ 16 14,397
Levi Strauss & Co., 3.50%, 03/01/31 ....... 20 18,313
32,710
Trading Companies & Distributors — 2.2%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 31 30,989
7.88% , 12/01/30 ................... 39 40,723
7.00% , 05/01/31 ................... 67 68,684
7.00% , 06/15/32 ................... 44 45,105
5.88% , 04/15/33 ................... 33 32,287
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 23 23,583
5.75% , 03/15/31 ................... 9 8,864
7.25% , 06/15/33 ................... 21 21,520
6.00% , 03/15/34 ................... 9 8,701
QXO Building Products, Inc., 6.75%, 04/30/32 . 76 77,519
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 17 16,531
WESCO Distribution, Inc.
5.25% , 04/15/31 ................... 11 10,935
6.63% , 03/15/32 ................... 10 10,235
6.38% , 03/15/33 ................... 8 8,150
5.50% , 04/15/34 ................... 18 17,727
421,553
Total Corporate Bonds — 92 .9%
(Cost: $ 18,215,522 ) ............................... 18,077,093
Floating Rate Loan Interests
Commercial Services & Supplies — 0.0%
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 6.75%),
10.41%
,
11/03/26
(g)
................. 4 3,897
Diversified Telecommunication Services — 0.1%
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.28%
,
09/25/29
(g)
.................. 20 17,316
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.67%
,
12/21/29
(g)
........... USD 4 $ 4,105
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 25,090 ) ................................. 25,318
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a) (c)
........................ 140 14
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 14
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 4.0%
Banks — 1.0%
(g)(j)
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 49 50,237
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 19 19,114
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 36 36,354
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 23 22,990
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 13 13,096
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 10 10,071
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 15 15,011
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 15 15,438
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 5 5,044
187,355
Capital Markets — 0.5%
(g)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. 35 33,524
Goldman Sachs Group, Inc. (The)
(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 16 16,309
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 35 34,818
84,651

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.4%
(g)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 9 $ 9,294
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. 8 8,276
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 15 15,282
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (j)
.................. 32 34,519
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................... 23 22,727
90,098
Financial Services — 0.2%
(g)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... 20 18,752
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 13 12,777
31,529
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(b) (g)
................. 12 12,168
Independent Power and Renewable Electricity Producers — 0.3%
(g)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 17 16,863
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (j)
........................ 44 44,056
60,919
Multi-Utilities — 0.0%
(g)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... 4 4,191
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .............. 5 5,076
9,267
Oil, Gas & Consumable Fuels — 1.5%
(g)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................. 10 10,518
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................. 13 13,657
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(j)
....................... 30 29,940
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(j)
....................... 7 7,125
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................. 31 32,469
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................. USD 19 $ 19,297
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (j)
........................ 86 87,808
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (j)
.................. 91 90,640
291,454
Total Capital Trusts — 4 .0%
(Cost: $ 760,260 ) ................................. 767,441
Shares
Shares
Preferred Stocks — 0.1%
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(f)
..... 48 2,575
IT Services — 0.0%
(a)(l)
Veritas Newco ....................... 61 1,159
Veritas Newco, Series G-1 ............... 42 800
1,959
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(f)
.. 350 19,940
Total Preferred Stocks — 0 .1%
(Cost: $ 24,363 ) ................................. 24,474
Total Preferred Securities — 4 .1%
(Cost: $ 784,623 ) ................................. 791,915
Total Long-Term Investments — 97.9%
(Cost: $ 19,166,602 ) ............................... 19,054,903
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(m) (n)
................... 355,359 355,359
Total Short-Term Securities — 1 .8%
(Cost: $ 355,359 ) ................................. 355,359
Total Investments — 99 .7%
(Cost: $ 19,521,961 ) ............................... 19,410,262
Other Assets Less Liabilities — 0.3% .................... 50,291
Net Assets — 100.0% ...............................
$ 19,460,553

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Convertible security.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Zero-coupon bond.
(j)
Perpetual security with no stated maturity date.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 764,204 $ — $ (408,845)
(a)
$ — $ — $ 355,359 355,359 $ 4,898 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Long Bond ..................................................... 2 06/18/26 $ 227 $ 7,406
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 25,379 EUR 22,000 Barclays Bank plc 06/17/26 $ (139)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V1 ........... 5 .00 % Quarterly 06/20/31 B+ USD 355 $ 17,582 $ 14,499 $ 3,083
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 371 $ (2,085) $ (2,867) $ 782
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 259 (2,158) (1,844) (314)
$ (4,243) $ (4,711) $ 468
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 160,563 $ — $ — $ 160,563
Corporate Bonds ........................................ — 18,077,093 — 18,077,093
Floating Rate Loan Interests ................................. — 25,318 — 25,318
Other Interests .......................................... — 14 — 14
Preferred Securities
Banks ............................................... — 187,355 — 187,355
Capital Markets ........................................ — 84,651 — 84,651
Electric Utilities ........................................ — 90,098 — 90,098
Financial Services ...................................... — 34,104 — 34,104
Gas Utilities ........................................... — 12,168 — 12,168
Independent Power and Renewable Electricity Producers ............ — 60,919 — 60,919
IT Services ........................................... — — 1,959 1,959
Multi-Utilities .......................................... — 9,267 — 9,267
Oil, Gas & Consumable Fuels ............................... — 291,454 — 291,454
Semiconductors & Semiconductor Equipment .................... — 19,940 — 19,940
Short-Term Securities
Money Market Funds ...................................... 355,359 — — 355,359
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (138) — (138)
$ 515,922 $ 18,892,243 $ 1,959 $ 19,410,124
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,083 $ — $ 3,083
Interest rate contracts ....................................... 7,406 782 — 8,188
Liabilities
Foreign currency exchange contracts ............................ — (139) — (139)
Interest rate contracts ....................................... — (314) — (314)
$ 7,406 $ 3,412 $ — $ 10,818
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock High Yield Portfolio

Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate